Fair Value Measurement	12 Months Ended
Dec. 31, 2013
Fair Value Measurement [Abstract]
Fair Value Measurement
NOTE 18:- FAIR VALUE MEASUREMENT:

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	Year ended December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	4,068	-	-	4,068
Derivatives designated as hedging instrument (net of tax effect of $ 257)	-	276	-	276
Pension liability, net *)	-	-	(2,247)	(2,247)

Total assets (liabilities)	4,068	276	(2,247)	2,097

	Year ended December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	9,484	-	-	9,484
Derivatives designated as hedging instrument (net of tax effect of $ 114)	-	314	-	314
Pension liability, net *)	-	-	(4,076)	(4,076)

Total assets (liabilities)	9,484	314	(4,076)	5,722

*)	See also Note 12.